CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 791,603	$ 491,827
Prepaid expenses	46,709	65,973
Total Current Assets	838,312	557,800
Cash and marketable securities held in Trust Account	276,146,597	276,209,453
Total Assets	276,984,909	276,767,253
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities - Accrued expenses		1,630,832
Current liabilities - Accounts payable and accrued expenses	2,140,282	1,630,832
Warrant Liabilities	19,212,004	30,101,808
Deferred underwriting fee payable	9,660,000	9,660,000
Total Liabilities	31,012,286	41,392,640
Commitments
Class A common stock subject to possible redemption 24,084,470 and 23,034,669 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	240,972,620	230,374,604
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock		457
Additional paid-in capital	9,695,811	20,293,722
Accumulated deficit	(4,696,850)	(15,294,860)
Total Stockholders' Equity	5,000,003	5,000,009
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	276,984,909	276,767,253
Class A common stock
Stockholders' Equity
Common stock	352	457
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		276,767,253
Class B common stock
Stockholders' Equity
Common stock	$ 690	$ 690